Acquisitions - Summary of Intangible assets acquired (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 52,501	$ 3,663
Best Day Group [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	51,758
Best Day Group [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 13,299
Estimated useful life (years)	20 years
Best Day Group [Member] | Domains [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 204
Estimated useful life (years)	20 years
Best Day Group [Member] | Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 8,206
Estimated useful life (years)	2 years 6 months
Best Day Group [Member] | Licenses [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 634
Estimated useful life (years)	1 year 3 months 18 days
Best Day Group [Member] | Customer relationships [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 29,415
Estimated useful life (years)	7 years